Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of annual price variation
Annual price variation	June 30, 2019	June 30, 2020	June 30, 2021	Three years accumulated as of June 30, 2021
	56%	43%	50%	234%

Schedule of useful life
Other buildings and facilities	Between 1 and 22 years
Furniture and fixtures	Between 3 and 10 years
Machinery and equipment	Between 1 and 10 years
Vehicles	5 years
Other	3 years